Share Option and Warrant Reserves (Details 3)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Statement [Line Items]
Number of share options outstanding beginning of the year	6,751,997	8,141,004	5,602,619
Weighted average exercise price outstanding beginning of the year	$ 2.00	$ 2.67	$ 2.96
Options outstanding, remaining contractual life	2 years 5 months 12 days
Number of options exercisable	4,945,125
Options exercisable, exercise price	$ 2.21
Options exercisable, remaining contractual life	2 years 8 months 19 days
Exercise Price Range 1
Statement [Line Items]
Number of share options outstanding beginning of the year	2,934,405
Weighted average exercise price outstanding beginning of the year	$ 1.28
Options outstanding, remaining contractual life	1 year 6 months 29 days
Number of options exercisable	1,826,282
Options exercisable, exercise price	$ 1.44
Options exercisable, remaining contractual life	2 years 3 months 18 days
Exercise Price Range 2
Statement [Line Items]
Number of share options outstanding beginning of the year	3,686,324
Weighted average exercise price outstanding beginning of the year	$ 2.35
Options outstanding, remaining contractual life	3 years 2 months 19 days
Number of options exercisable	2,987,575
Options exercisable, exercise price	$ 2.42
Options exercisable, remaining contractual life	3 years 29 days
Exercise Price Range 3
Statement [Line Items]
Number of share options outstanding beginning of the year	131,268
Weighted average exercise price outstanding beginning of the year	$ 7.88
Options outstanding, remaining contractual life	4 months 28 days
Number of options exercisable	131,268
Options exercisable, exercise price	$ 7.88
Options exercisable, remaining contractual life	4 months 28 days